Major Group Investments - direct and indirect (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Major Group Investments - Direct and Indirect

		Shares held		Group beneficial interest
	Notes	2018	2017	2018	2017
Subsidiaries
Unlisted
Abosso Goldfields Ltd[6]
– Class“A” shares	1	49,734,000	49,734,000	90.0	90.0
– Class“B” shares	1	4,266,000	4,266,000	90.0	90.0
Agnew Gold Mining Company Pty Ltd	2	54,924,757	54,924,757	100.0	100.0
Beatrix Mines Ltd	3	96,549,020	96,549,020	100.0	100.0
Beatrix Mining Ventures Ltd	3	9,625,001	9,625,001	100.0	100.0
Darlot Mining Company Pty Ltd	2	1	1	100.0	100.0
Driefontein Consolidated (Pty) Ltd	3	1,000	1,000	100.0	100.0
GFI Joint Venture Holdings (Pty) Ltd	3	311,668,564	311,668,564	100.0	100.0
GFL Mining Services Ltd	3	235,676,387	235,676,387	100.0	100.0
Gold Fields Ghana Ltd[7]	1	900	900	90.0	90.0
Gold Fields Group Services (Pty) Ltd	3	1	1	100.0	100.0
Gold Fields Holdings Company (BVI) Ltd	5	4,084	4,084	100.0	100.0
Gold Fields La Cima S.A.[8]	4	1,426,050,205	1,426,050,205	99.5	99.5
Gold Fields Operations Ltd	3	156,279,947	156,279,947	100.0	100.0
Gold Fields Orogen Holding (BVI) Ltd	5	356	356	100.0	100.0
Gruyere Mining Company Pty Ltd	2	1	1	100.0	100.0
GSM Mining Company Pty Ltd	2	1	1	100.0	100.0
Kloof Gold Mining Company Ltd	3	138,600,000	138,600,000	100.0	100.0
Newshelf 899 (Pty) Ltd[9]	3	90,000,000	90,000,000	100.0	100.0
St Ives Gold Mining Company Pty Ltd	2	281,051,329	281,051,329	100.0	100.0

Total

[1]	Incorporated in Ghana.
[2]	Incorporated in Australia.
[3]	Incorporated in the Republic of South Africa.
[4]	Incorporated in Peru.
[5]	Incorporated in the British Virgin Islands.
[6]

Abosso Goldfields Ltd (“Abosso”) owns the Damang operation in Ghana. The accumulated non-controlling interest of Abosso at 31 December 2018 amounts to US$5.2 million (2017: US$5.8 million). No dividends were paid to non-controlling interest during 2018 or 2017. Refer to the segment reporting, note 42, for summarised financial information of Damang.

[7]

Gold Fields Ghana Ltd (“GFG”) owns the Tarkwa operation in Ghana. The accumulated non-controlling interest of GFG at 31 December 2018 amounts to US$115.3 million (2017: US$119.2 million). A dividend of US$9.2 million was advanced to non-controlling interest during 2018 (2017: US$5.8 million). Refer to the segment reporting, note 42, for summarised financial information of Tarkwa.

[8]

Gold Fields La Cima S.A. (“La Cima”) owns the Cerro Corona operation in Peru. The accumulated non-controlling interest of La Cima at 31 December 2018 amounts to US$1.9 million (2017: US$2.4 million). A dividend of US$0.6 million was paid to non-controlling interest during 2018 (2017: US$0.6 million). Refer to the segment reporting, note 42, for financial information of Cerro Corona.

[9]

Newshelf is the holding company of GFIJVH and GFO which own the South Deep mine. In terms of the South Deep BEE agreement, there is an agreed phase-in participation of BEE partners over 20 years. The BEE partners’ stake will ultimately be 10%, resulting in a 90% holding by Newshelf.

Summary of Share Held in Investments in Associates Joint Ventures other Equity Investments and Percentage of Beneficial Interest

	Shares held		Group beneficial interest
	2018	2017	2018%		2017%
Other[1]
Listed associates
Maverix Metals Incorporated (“Maverix”)	42,850,000	42,850,000	19.9	[2]	27.9
Rusoro Mining Limited	140,000,001	140,000,001	25.7		25.7
Joint venture
Far Southeast Gold Resources Incorporated	1,737,699	1,737,699	40.0		40.0
Asanko Gold Ghana Limited	450,000,000	—	45.0		—
Adansi Gold Company Limited	100,000	—	50.0		—
Shika Group Finance Limited	10,000	—	50.0		—
Listed equity investments
Asanko Gold Inc.	22,354,657	—	9.9		—
Bezant Resources PLC	17,945,922	17,945,922	1.8		2.9
Cardinal Resources Limited	42,818,182	42,818,182	11.3		11.5
Cardinal Resources Limited (Options)	38,220,051	38,220,051	25.8	[3]	33.0	[2]
Cascadero Copper Corporation	—	2,025,000	—		1.1
Clancy Exploration Limited	17,764,783	17,764,783	0.5		0.6
Consolidated Woodjam Copper Corporation	16,115,740	12,848,016	19.9	[3][4]	17.2
Fjordland Exploration Incorporated	—	363,636	—		0.8
Gold Road Resources Limited	87,117,909	87,117,909	9.9		9.9
Hummingbird Resources PLC	21,258,503	21,258,503	6.0		6.2
Lefroy Exploration Limited	14,764,535	—	18.2		—
Magmatic Resources Limited	17,600,000	—	15.0		—
Orsu Metals Corp	2,613,491	2,613,491	7.2		7.3
Radius Gold Incorporated	—	3,625,124	—		4.2
Red 5 Limited	246,875,821	246,875,821	19.9	[5]	19.9

[1]	Only major investments are listed individually.
[2]

Gold Fields owns an additional 10.0 million common share purchase warrants (refer note 17) that are currently exercisable. After inclusion of the warrants, Gold Fields owns 20.5% in Maverix on a diluted basis.

[3]	If the Group was to exercise all the Cardinal Resources options, the Group’s effective interest would be below 20% and therefore does not have significant influence over Cardinal Resources Limited.
[4]	An assessment has been performed and the Group does not have significant influence over Consolidated Woodjam Copper Corporation.
[5]	An assessment has been performed and the Group does not have significant influence over Red 5 Limited.